TRADE ACCOUNTS RECEIVABLE, NET - Summary of Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
Trade accounts receivable	$ 26,362	$ 30,231	$ 15,397
Allowance for expected credit losses	(877)	(422)	(447)
Trade accounts receivable, net	$ 25,485	$ 29,809	$ 14,950